Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Allowance for credit losses	$ 2,587	$ 2,644
Deferred compensation and employee benefits	2,969	2,893
Accrued expenses	874	815
PCI loans	69	467
Basis difference in debt securities	690	98
Net unrealized losses on debt securities	0	1,022
Net operating loss and tax credit carry forwards	363	366
Other	1,207	1,272
Total deferred tax assets	8,759	9,577
Deferred tax assets valuation allowance	(306)	(315)
Deferred tax liabilities
Mortgage servicing rights	(3,080)	(3,475)
Leasing	(4,413)	(4,271)
Basis difference in investments	(1,626)	(1,301)
Mark to market, net	(4,146)	(7,252)
Intangible assets	(511)	(427)
Net unrealized gains on debt securities	(504)	0
Insurance reserves	(561)	(696)
Other	(890)	(831)
Total deferred tax liabilities	(15,731)	(18,253)
Net deferred tax liability	(7,278)	(8,991)
Valuation allowance	306	315
Net operating loss related to deferred tax assets	$ 363
Expiration date of tax credit carryforwards	Dec. 31, 2039
Undistributed Earnings of Foreign Subsidiaries	$ 0
Accounting Standards Update 2018-02 [Member]
Deferred tax liabilities
Adoption of accounting standard		0
Accounting Standards Update 2018-02 [Member] | Retained earnings [Member]
Deferred tax liabilities
Adoption of accounting standard		$ 400